Notes Payable and Receivable (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 14, 2014	Oct. 29, 2013	Jun. 19, 2012	Sep. 28, 2012	Jul. 09, 2013	Jul. 11, 2013	Apr. 30, 2013	Nov. 13, 2012	Jul. 09, 2012	Jan. 29, 2013	Jan. 29, 2015	Dec. 08, 2014	Mar. 04, 2015	Jan. 12, 2015
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Exercise price per share	$ 1.28
Deferred financing costs			$ 139,667
Amortization of deferred financing costs	34,917		(17,458)
Senior convertible notes payable, debt discounts	49,421		0
Amortization of deferred debt discount	317,702		156,250	102,500
Induced conversion expense				(299,577)
Incremental conversion option intrinsic value benefit
Exercisable at initial exercise prices	$ 2.26		$ 2.17
Proceeds from convertible debt				500,000
Accredited investors providing for the sale	3,500,960
Notes payable - related party	1,000,000
Loan receivable			467,095
$1,250,000 Senior Convertible Notes Payable To Related Parties [Member]
Debt instrument, face amount					1,250,000
Convertible promissory note					1,250,000
Number of shares called by warrants					1,136,364
Common stock, par value					$ 0.001
Exercise price per share					$ 2.00
Interest expense, debt					1,250,000
Percentage of outstanding principal annual rate					7.00%
Notes payable, due date					Nov. 14, 2015
Terms of senior convertible notes customary antidilution description

The terms of the $1,250,000 Senior Convertible Notes included customary anti-dilution protection and also included “piggy-back” registration rights with respect to the shares of common stock underlying the $1,250,000 Senior Convertible Notes and warrants.

Percentage of cash equal of principal amount					115.00%
Deferred financing costs					139,667
Amortization of deferred financing costs			17,458
Senior convertible notes payable, debt discounts			1,250,000
Fair value of basis warrants issued			701,250
Fair value of conversion feature issuance			548,750
Amortization of deferred debt discount			156,250
$1,250,000 Senior Convertible Notes Payable To Related Parties [Member] | Palladium Capital Advisors, LLC [Member]
Number of shares called by warrants			56,818
Exercise price per share			$ 2.00
Notes payable, due date			Nov. 14, 2019
Placement agent fee			62,500
300,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Debt instrument, face amount						300,000
Interest expense, debt						48,674
Debt converted into stock						281,691
300,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Harlan Press And Doron Ziv [Member]
Convertible promissory note							300,000
Percentage of stockholders's grater than officers							10.00%
Issuance of warrants to purchase of common stock							9,303
50,000 Senior Convertible Notes Payable to Related Parties [Member]
Amortization of deferred debt discount			3,530
50,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Debt instrument, face amount						50,000
Debt converted into stock						41,667
50,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Mr. Frija [Member]
Convertible promissory note								500,000
Interest expense, debt								8,113
Issuance of warrants to purchase of common stock								1,374
350,000 Senior Convertible Notes Payable to Related Parties [Member]
Convertible promissory note									350,000
Percentage of outstanding principal annual rate									18.00%
Notes payable, due date									Jul. 08, 2016
Fair value of conversion feature issuance				3,937					350,000
Amortization of deferred debt discount				4,550
Debt converted into stock						350,000
Percentage of conversion price									110.00%
Incremental conversion option intrinsic value benefit									3,937
Debt discount						350,000			4,550
Exercisable at initial exercise prices									$ 5.71
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Warrant [Member]
Conversion price per share									$ 5.71
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Convertible promissory note						350,000
Interest expense, debt						16,126
Conversion price per share						$ 3.00
Debt converted into stock						116,668
Percentage of conversion price						110.00%
Debt conversion converted instrument amount						350,000
Induced conversion expense				246,375
Conversion price amount				350,000
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Ralph Frija [Member]
Convertible promissory note									200,000
Common stock purchase of warrants									3,373
Amortization of deferred debt discount									10,000
Percentage of stockholders's grater than officers									5.00%
Issuance of warrants to purchase of common stock									1,927
Percentage of obtained by dividing									5.00%
Weighted average closing price per share									$ 5.19
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Holman [Member]
Convertible promissory note									100,000
Amortization of deferred debt discount									5,000
Percentage of stockholders's grater than officers									5.00%
Issuance of warrants to purchase of common stock									964
Percentage of obtained by dividing									5.00%
Weighted average closing price per share									$ 5.19
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Vaccaro [Member]
Convertible promissory note									50,000
Amortization of deferred debt discount									2,500
Issuance of warrants to purchase of common stock									482
Percentage of obtained by dividing									5.00%
Weighted average closing price per share									$ 5.19
75,000 Senior Convertible Notes Payable to Related Parties [Member]
Convertible promissory note						75,000
Interest expense, debt						3,957
Fair value of conversion feature issuance				75,000
Amortization of deferred debt discount				825						75,000
Debt conversion converted instrument amount						75,000
Induced conversion expense				53,202
Debt discount										825
Number of stock shares issued during period										75,000
Number convertible debt amended										300,000
Number convertible debt amended 1										50,000
75,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Conversion price per share						$ 3.00
Debt converted into stock						25,000
Debt conversion converted instrument amount						75,000
75,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Vaccaro [Member]
Convertible promissory note										75,000
Notes payable, due date										Jul. 10, 2016
Amortization of deferred debt discount										3,750
Issuance of warrants to purchase of common stock										718
Percentage of obtained by dividing										5.00%
Weighted average closing price per share										$ 5.227
Exercisable at initial exercise prices										$ 5.75
Option excercisable date										Jul. 10, 2018
500,000 Senior Convertible Note Payable to Stockholder [Member]
Notes payable, due date											Apr. 22, 2016	Jan. 08, 2014
Conversion price per share											$ 2.577
Percentage of conversion price											110.00%
Number convertible debt amended												500,000
500,000 Senior Convertible Note Payable to Stockholder [Member] | Ralph Frija [Member]
Notes payable, due date													Apr. 22, 2016
Conversion price per share													$ 2.577
Percentage of stockholders's grater than officers													5.00%
Percentage of conversion price													110.00%
Proceeds from convertible debt													500,000
Percentage of proceeds excess of initial principal amount													125.00%
500,000 Senior Convertible Note Payable [Member]
Percentage of outstanding principal annual rate														18.00%
Notes payable, due date														Jan. 28, 2016
Conversion price per share														$ 3.3775
Percentage of conversion price														110.00%
Incremental conversion option intrinsic value benefit														79,527
500,000 Senior Convertible Note Payable [Member] | Warrant [Member]
Exercisable at initial exercise prices														$ 3.3775
500,000 Senior Convertible Note Payable [Member] | Securities Purchase Agreements [Member] | Robert John Sali [Member]
Convertible promissory note														500,000
Amortization of deferred debt discount														25,000
Issuance of warrants to purchase of common stock														8,142
Percentage of obtained by dividing														5.00%
Weighted average closing price per share														$ 3.07
Proceeds from sale of securities														500,000
500,000 Senior Convertible Note Payable [Member] | Private Placement [Member]
Convertible promissory note						50,000
Interest expense, debt						93,267
Debt converted into stock						166,662
50,000 Senior Convertible Note Payable [Member]
Fair value of conversion feature issuance				79,527
Amortization of deferred debt discount				10,131
50,000 Senior Convertible Note Payable [Member] | Private Placement [Member]
Convertible promissory note						50,000
Interest expense, debt						66,329
Debt converted into stock						148,039
Percentage of conversion price						110.00%
567,000 Convertible Notes Payable [Member] | January 20, 2015 and January 23, 2015 [Member]
Conversion price per share	$ 1.08
Senior convertible notes payable, debt discounts	54,623
Debt instrument accrued interest rate	10.00%
Accredited investors providing for the sale	567,000
Percentage of discount	15.00%
Notes due and payable	January 20, 2016 and January 23, 2016.
$350,000 Convertible Notes Payable [Member]
Convertible promissory note															350,000
Notes payable, due date															Mar. 04, 2015
Proceeds from sale of securities															350,000
Debt instrument accrued interest rate															12.00%
$350,000 Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Convertible promissory note																	350,000
Accrued interest																	4,029
1,000,000 Notes Payable Related Party [Member]
Notes payable, due date																Mar. 31, 2016
Debt instrument accrued interest rate																12.00%
Notes payable - related party																3,000,000
467,095 Notes Receivable [Member]
Debt instrument, face amount																		500,000
Loan receivable																		$ 50,000